GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
GENERAL

NOTE 1 - GENERAL

Citrine Global, Corp. (“Citrine Global” or the “Company”) was incorporated under the laws of the State of Delaware on May 26, 2010. The Company’s common stock is traded in the United States on the OTCQB market under the ticker symbol “CTGL.”

On June 3, 2020 the Company established a wholly owned new Israeli subsidiary: CTGL – Citrine Global Israel Ltd, (the “Israeli Subsidiary”).

On July 21, 2020, the Israeli Subsidiary began to work with certain Company shareholders, Beezz Home Technologies Ltd., in which Ora Elharar Soffer, the Company’s chairperson and CEO holds shares, and Golden Holdings Neto Ltd., in which Ilan Ben-Ishai, a director of the Company, holds shares, have been working towards establishing an Operational Innovation Center focuses on the medical cannabis industry, CBD, hemp, botanical, food supplements and cosmetics products. The Company’s Board of Directors approved the Israeli Subsidiary to proceed with preparations for entering into an agreement to incorporate a new company, named Cannovation Center Israel Ltd. (“Cannovation”), with Beezz Home Technologies Ltd.and Golden Holdings Neto Ltd., and to accept limitations on the Israeli Subsidiary’s rights in the Cannovation Center if and as mandated under Israeli regulations on the involvement of foreign entities.

On August 4, 2020, the Board of the Company approved for the Company and its Israeli Subsidiary to proceed with preparations for investing in iBOT Israel Botanicals Ltd., an Israeli nutritional supplements’ company developing and manufacturing botanical formulas and nutritional supplements for custom & contract manufacturing for leading botanical companies (“iBOT”). iBOT has a manufacturing facility for a wide range of botanical formulations. iBOT’s manufacturing facility is approved by the Israeli Ministry of Health and is GMP-certified, ISO9001-certified and HACCP certified by IQC. The principal shareholders and control persons of iBOT are the Company’s Chief Executive Officer and a Company director. On August 4, 2020, the Board of Directors approved for the Company and Citrine Global Israel to proceed with preparations for investing in iBOT. On August 9, 2021, through the 60% owned subsidiary Cannovation Center Israel, the Company entered into an agreement with iBOT pursuant to which iBOT agreed to manufacture a line of nutritional supplements for Cannovation Center Israel, including packaging and storage. On September 29, 2021, the Company agreed to advance to iBOT, up to $50 thousands with a 12 month maturity date and the Company transferred, as a first tranche, $15 thousands on October 8, 2021. The loan bears interest at an effective annual interest rate of 12% as and is convertible, at the option of Citrine Global, into equity shares of iBOT at conversion rate equal to the lower of (i) 25% discount to the most recent round of capital raised by iBOT during the term of the loan and (ii) the rate specified in the framework agreement]. In addition, the agreement provided that the Israeli subsidiary is entitled to convert the outstanding loan, in whole or in part, to satisfy payments of amounts owed to iBOT under the services agreements between the parties

In October 2021, iBOT granted to Citrine Global Group, a pre-emption right to any equity or equity linked securities that iBOT proposes to issue to an unrelated third party with aggregate gross proceeds to the Company exceeding $1 million or which will result in a change in control in iBOT following such issuance, then iBOT is to give to the Citrine Global Group written notice of such proposed issuance and the relevant terms thereof and the Citrine Global Group shall have ten (10) days thereafter to determine if it elects to purchase a minimum of 51% of the proposed issuance on the price and other terms specified in the notice sent by iBOT (the “Pre-Emption Right”). If the Citrine Global Group elects to exercise the Pre-Emption Right, such purchase is to take place at no more than 90 days following the expiration of the 10 day notice period to the Citrine Global Group. Any iBOT securities of the Pre-Emption Right that Citrine Global Group elects to not purchase are to be sold by not later than 90 days following the end of the Citrine Global Group’s notice period and if such shares are not sold to such third party within the 90 day period, the Pre-Emption right shall apply to any subsequent proposed issuance. The preemption right does not apply to certain specified exceptions.

On August 20, 2020, the Israeli Subsidiary, Beezz Home Technologies Ltd., and Golden Holdings Neto Ltd. incorporated Cannovation. Israeli Subsidiary holds 60% of Cannovation’s shares, while each of Beezz Home Technologies Ltd. and Golden Holdings Neto Ltd. holds 20% of its shares. See note 4 for additional information.

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

NOTE 1 - GENERAL (cont.)

Stock split

On November 22, 2020, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital (the “Majority Consenting Stockholders”) approved an amendment to the Company’s Certificate of Incorporation (the “Reverse Stock Split Certificate of Amendment”) in order to effect a reverse stock split of the Company’s common stock pursuant to a range of between 40-to-1 and 100-to-1 (the “Reverse Stock Split”). Pursuant to the Reverse Stock Split, each forty or one hundred shares of common stock, as shall be determined by the Board at a later time, will be automatically converted, without any further action by the stockholders, into one share of common stock. No fractional shares of common stock will be issued as the result of the Reverse Stock Split. Instead, each stockholder of the Company will be entitled to receive one share of common stock in lieu of the fractional share that would have resulted from the Reverse Stock Split. In addition, the Majority Consenting Stockholders also approved the elimination of the Company’s entire authorized class of fifty million (50,000,000) undesignated preferred stock, thereby reducing the total number of shares of capital stock that the Company may issue from one billion five hundred fifty-thousand (1,550,000,000) shares to one billion five hundred thousand (1,500,000,000) shares, all of which are designated as common stock (the “Certificate of Elimination”). The Certificate of Elimination will be effective upon the filing with the Secretary of the State of Delaware, which was not completed as of the date of this report’s filing. The Reverse Stock Split Certificate of Amendment will be effective upon receipt of approval from the Financial Industry Regulatory Authority (“FINRA”) and the filing with the Secretary of the State of Delaware, both of which were not completed as of the date of the approval of the financial statements.

Financial support from shareholders

The Company has not yet to generate revenues and is dependent on raising funds from its current shareholders or from other sources. On April 13, 2021, Citrine S A L, on behalf of itself and its affiliates and related parties, has furnished the Company with an irrevocable letter of obligation to financially support the Company until June 30, 2022. On March 17, 2022, Citrine S A L Investment & Holding Ltd. extended this support through June 30, 2023.

The Company has no significant firm commitments that require it to remit cash, and can control the level of expenses it incurs. Based on the Company’s current cash balances, and the irrevocable letter of obligation from Citrine S A L noted above, the Company believes it has sufficient funds for its plans for the next twelve months from the issuance of these financial statements. As the Company is embarking on its new activity as detailed herein, it is incurring losses. It cannot determine with reasonable certainty when and if it will have sustainable profits.

COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of a novel coronavirus (SARS-CoV-2) to be a global pandemic (COVID-19), which continues to spread throughout the world. The COVID-19 pandemic is having significant effects on global markets, supply chains, businesses, and communities. Specifically with respect to the Company, COVID-19 may impact various parts of its 2022 plans, operations and financial results, including but not limited to difficulties in obtaining additional financing. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021 and 2020. The Company believes it is taking appropriate actions to mitigate the negative impact, including by focusing its activities initially only within the country of Israel. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated as these events are still developing.

NOTE 1 – GENERAL

Citrine Global, Corp. (“Citrine Global” or the “Company”) was incorporated under the laws of the State of Delaware on May 26, 2010. The Company’s common stock is traded in the United States on the OTCQB market under the ticker symbol “CTGL.”

Stock Purchase Agreement

On January 6, 2020, the Company’s predecessor company, TechCare Corp., a Delaware corporation (“TechCare”), and Citrine S A L Investment & Holdings Ltd., an Israeli corporation and a major shareholder of the Company (“Citrine S A L”), and a group of related persons and entities (the “Citrine S A L Group”) entered into a Common Stock Purchase Agreement (the “Citrine S A L Group Agreement”), which was later amended and restated on February 23, 2020 (the “AR Citrine S A L Group Agreement”). Pursuant to the AR Citrine S A L Group Agreement, TechCare agreed to sell Citrine S A L Group and its group of business partners, up to an aggregate of 893,699,276 shares of TechCare’s common stock, representing approximately 95% of TechCare’s fully diluted capital, in two tranches, with the initial tranche of up to 452,063,196 shares of the TechCare’s common stock to be sold conditioned upon (i) the resignation of the Company’s existing members of its board of directors (the “Board”), consisting of Oren Traistman and Yossef De-Levy, (ii) the appointment of each of Ora Elharar Soffer (formerly Ora Meir Soffer), Ilan Ben-Ishay and Ilanit Halperin as members of the Board, and (iii) the transfer of the TechCare’s signatory rights to all Company bank accounts in the name of Citrine S A L Group’s nominee. In addition, the AR Citrine S A L Group Agreement provides for the second tranche of up to the remaining number of shares of common stock that will result in Citrine S A L Group, owning 95% of the TechCare’s fully diluted capital stock, to be sold conditioned upon the filing of the Company’s previously approved amendment to its First Amended and Restated Certificate of Incorporation to increase the Company’s authorized capital.

On January 6, 2020, definitive agreements were executed for the sale of 90% of the shares in Novomic Ltd. (“Novomic”) to Traistman Radziejewski Fundacja Ltd. (“TRF”), which was completed on May 14, 2020 (the “Novomic Divestment”), and for the issuance and sale of a number of shares equal after the issuance to 95% of the fully diluted capital stock of the Company to Citrine S A L Group, which was amended on February 23, 2020, to provide for the issuance and sale of the shares in stages (the “Citrine Global Transaction”). Shares of the Company were issued and sold in accordance with this amended agreement to Citrine S A L Group on February 27, 2020, March 5, 2020, and, after the Company amended its Certificate of Incorporation to increase its authorized share capital, on November 11, 2020.

The following table summarizes the assets and liabilities of Novomic as of the deconsolidation date:

U.S. Dollars in thousands
Cash and cash equivalents	14
Working capital (excluding cash and cash equivalents), net (deficit)	(217)
Long term assets	156
Long term liabilities	(5)
(52)
Amounts received	-
Gain from deconsolidation of a subsidiary	$52

Commencement of new operations

On June 3, 2020 the Company established a wholly owned new Israeli subsidiary: CTGL – Citrine Global Israel Ltd, (the “Israeli Subsidiary”).

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (cont’d)

On July 21, 2020, the Israeli Subsidiary began to work with certain Company shareholders, Beezz Home Technologies Ltd., in which Ora Elharar Soffer, the Company’s chairperson and CEO holds shares, and Golden Holdings Neto Ltd., in which Ilan Ben-Ishai, a director of the Company, holds shares, have been working towards establishing an Operational Innovation Center focuses on the medical cannabis industry, CBD, hemp, botanical, food supplements and cosmetics products. The Company’s Board of Directors approved the Israeli Subsidiary to proceed with preparations for entering into an agreement to incorporate a new company, named Cannovation Center Israel Ltd. (“Cannovation”), with Beezz Home Technologies Ltd.and Golden Holdings Neto Ltd., and to accept limitations on the Israeli Subsidiary’s rights in the Cannovation Center if and as mandated under Israeli regulations on the involvement of foreign entities.

On August 4, 2020, the Board of the Company approved for the Company and its Israeli Subsidiary to proceed with preparations for investing in iBOT Israel Botanicals Ltd., an Israeli nutritional supplements’ company developing and manufacturing botanical formulas and nutritional supplements for custom & contract manufacturing for leading botanical companies (“iBOT”). iBOT has a manufacturing facility for a wide range of botanical formulations. iBOT’s manufacturing facility is approved by the Israeli Ministry of Health and is GMP-certified, ISO9001-certified and HACCP certified by IQC. The principal shareholders and control persons of iBOT are the Company’s Chief Executive Officer and a Company director. On August 4, 2020, our Board of Directors approved for the Company and Citrine Global Israel to proceed with preparations for investing in iBOT. On August 9, 2021, through our 60% owned subsidiary Cannovation Center Israel, we entered into an agreement with iBOT pursuant to which iBOT agreed to manufacture a line of nutritional supplements for Cannovation Center Israel, including packaging and storage. On September 29, 2021, we agreed to advance to iBOT, up to $50 thousands with a 12 month maturity date and we transferred, as a first tranche, $15 thousands on October 8, 2021. The loan bears interest at an effective annual interest rate of 12% as and is convertible, at the option of Citrine Global, into equity shares of iBOT at conversion rate equal to the lower of (i) 25% discount to the most recent round of capital raised by iBOT during the term of the loan and (ii) the rate specified in the framework agreement]. In addition, the agreement provided that our Israeli subsidiary is entitled to convert the outstanding loan, in whole or in part, to satisfy payments of amounts owed to iBOT under the services agreements between the parties

In October 2021, iBOT granted to Citrine Global Group, a pre-emption right to any equity or equity linked securities that iBOT proposes to issue to an unrelated third party with aggregate gross proceeds to the Company exceeding $1 million or which will result in a change in control in iBOT following such issuance, then iBOT is to give to the Citrine Global Group written notice of such proposed issuance and the relevant terms thereof and the Citrine Global Group shall have ten (10) days thereafter to determine if it elects to purchase a minimum of 51% of the proposed issuance on the price and other terms specified in the notice sent by iBOT (the “Pre-Emption Right”). If the Citrine Global Group elects to exercise the Pre-Emption Right, such purchase is to take place at no more than 90 days following the expiration of the 10 day notice period to the Citrine Global Group. Any iBOT securities of the Pre-Emption Right that Citrine Global Group elects to not purchase are to be sold by not later than 90 days following the end of the Citrine Global Group’s notice period and if such shares are not sold to such third party within the 90 day period, the Pre-Emption right shall apply to any subsequent proposed issuance. The preemption right does not apply to certain specified exceptions.

On August 20, 2020, the Israeli Subsidiary, Beezz Home Technologies Ltd., and Golden Holdings Neto Ltd. incorporated Cannovation. Israeli Subsidiary holds 60% of Cannovation’s shares, while each of Beezz Home Technologies Ltd. and Golden Holdings Neto Ltd. holds 20% of its shares. See note 4 for additional information.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (cont’d)

Stock split

On November 22, 2020, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital (the “Majority Consenting Stockholders”) approved an amendment to the Company’s Certificate of Incorporation (the “Reverse Stock Split Certificate of Amendment”) in order to effect a reverse stock split of the Company’s common stock pursuant to a range of between 40-to-1 and 100-to-1 (the “Reverse Stock Split”). Pursuant to the Reverse Stock Split, each forty or one hundred shares of common stock, as shall be determined by the Board at a later time, will be automatically converted, without any further action by the stockholders, into one share of common stock. No fractional shares of common stock will be issued as the result of the Reverse Stock Split. Instead, each stockholder of the Company will be entitled to receive one share of common stock in lieu of the fractional share that would have resulted from the Reverse Stock Split. In addition, the Majority Consenting Stockholders also approved the elimination of the Company’s entire authorized class of fifty million (50,000,000) undesignated preferred stock, thereby reducing the total number of shares of capital stock that the Company may issue from one billion five hundred fifty-thousand (1,550,000,000) shares to one billion five hundred thousand (1,500,000,000) shares, all of which are designated as common stock (the “Certificate of Elimination”). The Certificate of Elimination will be effective upon the filing with the Secretary of the State of Delaware, which was not completed as of the date of this report’s filing. The Reverse Stock Split Certificate of Amendment will be effective upon receipt of approval from the Financial Industry Regulatory Authority (“FINRA”) and the filing with the Secretary of the State of Delaware, both of which were not completed as of the date of the approval of the financial statements.

Financial support from shareholders

The Company has not yet to generate revenues and is dependent on raising funds from its current shareholders or from other sources. On April 13, 2021, Citrine S A L, on behalf of itself and its affiliates and related parties, has furnished the Company with an irrevocable letter of obligation to financially support the Company until June 30, 2022. On March 17, 2022, Citrine S A L Investment & Holding Ltd. extended this support through June 30, 2023.

The Company has no significant firm commitments that require it to remit cash, and can control the level of expenses it incurs. Based on the Company’s current cash balances, and the irrevocable letter of obligation from Citrine S A L noted above, the Company believes it has sufficient funds for its plans for the next twelve months from the issuance of these financial statements. As the Company is embarking on its new activity as detailed herein, it is incurring losses. It cannot determine with reasonable certainty when and if it will have sustainable profits.

Patent application

On October 20, 2021, the Provisional Patent Application No: 63/257,673 for “PHARMACEUTICAL COMPOSITIONS AND METHODS FOR THE TREATMENT OF SIDE-EFFECTS ASSOCIATED WITH THE USE OF CANNABIS, CANNABINOIDS AND RELATED PRODUCTS” was registered at the US Patent and Trademark Office. The patent application describes certain side effects of cannabis use, the needs, technologies, and solutions to support medical cannabis patients who experience side effects related to their cannabis treatment.

COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of a novel coronavirus (SARS-CoV-2) to be a global pandemic (COVID-19), which continues to spread throughout the world. The COVID-19 pandemic is having significant effects on global markets, supply chains, businesses, and communities. Specifically with respect to the Company, COVID-19 may impact various parts of its 2022 plans, operations and financial results, including but not limited to difficulties in obtaining additional financing. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021 and 2020. The Company believes it is taking appropriate actions to mitigate the negative impact, including by focusing its activities initially only within the country of Israel. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated as these events are still developing.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS